Subsequent Events - Narrative (Details)																		1 Months Ended												2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 12, 2018	Feb. 13, 2018 $ / shares	Jan. 01, 2018 USD ($)	Dec. 13, 2017 $ / shares	Sep. 25, 2017 $ / shares	May 11, 2017 $ / shares	Feb. 23, 2017 $ / shares	Nov. 25, 2016 $ / shares	Sep. 15, 2016 $ / shares	May 11, 2016 $ / shares	Mar. 10, 2016 $ / shares	Nov. 24, 2015 $ / shares	Aug. 14, 2015 $ / shares	May 21, 2015 $ / shares	Mar. 13, 2015 $ / shares	Nov. 25, 2014 $ / shares	Aug. 22, 2014 $ / shares	Mar. 23, 2018 USD ($) shares	Feb. 28, 2018 USD ($) $ / shares shares	Jan. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares $ / shares	Jul. 31, 2016 shares	May 31, 2016	Mar. 31, 2016	Jul. 31, 2015 shares	Nov. 30, 2014 USD ($) shares	Jun. 30, 2014 USD ($)	Feb. 28, 2014 USD ($) shares	Oct. 31, 2013 USD ($) shares $ / shares	Mar. 31, 2018	Jun. 30, 2013 USD ($) shares	Dec. 31, 2017 $ / shares	Jun. 30, 2017	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2016 USD ($) shares $ / shares	Oct. 31, 2017 $ / shares shares	Jun. 30, 2016 $ / shares shares	May 31, 2015 $ / shares shares	Sep. 30, 2014 $ / shares shares	Apr. 30, 2013 shares
Disclosure of non-adjusting events after reporting period [line items]
Common stock, par value (in dollars per share) | $ / shares																					$ 0.01											$ 0.01		$ 0.01
Convertible Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Drawdowns																											$ 349,000,000
Dividends per share (in USD per share) | $ / shares				$ 0.010	$ 0.010	$ 0.010	$ 0.010	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.120	$ 0.120	$ 0.100
Convertible conversion rate				0.0987742	0.0984450	0.0981588	0.0979316	0.0977039	0.0949345	0.0925323	0.0905311	0.0886790	0.0874349	0.0863738	0.0852216	0.0840184	0.0828556						0.8475	0.83105	1.08810		0.0820075							0.0987742
Secured Debt [Member]
Disclosure of non-adjusting events after reporting period [line items]
EBITDA to interest expense ratio minimum																																1.50	2.50	2.50
Vessels [member] | STI Esles II [Member] | 2017 Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Drawdowns																					$ 21,500,000													$ 21,500,000
Vessel Delivery And Related Debt Drawdown [Member] | Vessels [member] | STI Jardins [Member] | 2017 Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Drawdowns																				$ 21,500,000
Declaration Of Dividend [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends per share (in USD per share) | $ / shares		$ 0.01
Convertible Senior Notes Ratio [Member] | Convertible Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Convertible conversion rate	0.0992056
Convertible conversion rate increase	0.0004313
Amendment Of Minimum Interest Coverage [Member] | Secured Debt [Member]
Disclosure of non-adjusting events after reporting period [line items]
EBITDA to interest expense ratio minimum																														1.50
Other related parties [member] | SSM [Member]
Disclosure of non-adjusting events after reporting period [line items]
Fixed annual technical management fee																																		$ 250,000
Other related parties [member] | Significant Agreement Amendment [Member] | SSM [Member]
Disclosure of non-adjusting events after reporting period [line items]
Fixed annual technical management fee			$ 175,000
MR [Member] | Time Chartered-in Vessels [Member] | Vessels [member]
Disclosure of non-adjusting events after reporting period [line items]
Term of lease																				1 year
Lease payments, daily rate																				$ 14,000
Lease payments, extension, daily rate																				$ 14,400
LR2 [Member] | Time Chartered-in Vessels [Member] | Vessels [member]
Disclosure of non-adjusting events after reporting period [line items]
Term of lease																			6 months
Lease payments, daily rate																			$ 14,300
Lease payments, extension, daily rate																			$ 15,310
Term of lease, extension																			6 months
2013 Equity Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares reserved for issuance (in shares) | shares																																								5,000,000
Common stock [member]
Disclosure of non-adjusting events after reporting period [line items]
Common stock, par value (in dollars per share) | $ / shares																					$ 0.01											$ 0.01		$ 0.01	$ 0.01
Common stock [member] | 2013 Equity Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares reserved for issuance (in shares) | shares																													6,376,044						1,348,992	9,501,807	2,301,115	1,755,443	1,088,131
Common stock, par value (in dollars per share) | $ / shares																													$ 0.01						$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock [member] | 2013 Equity Incentive Plan [Member] | Ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares reserved for issuance (in shares) | shares																			5,122,448
Common stock, par value (in dollars per share) | $ / shares																			$ 0.01
Restricted Stock [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares, granted (in shares) | shares																																		10,922,799	2,301,115
Weighted average grant date fair value, granted (in USD per share)																																		$ 3.09	$ 4.74
Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares, granted (in shares) | shares																					9,973,799	1,864,615			1,466,944	938,131		2,011,000	3,749,998		4,610,000
Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares, granted (in shares) | shares																		5,002,448
Directors [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares, granted (in shares) | shares																					600,000	150,000			100,000	50,000		145,045	250,000		390,000
Directors [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares, granted (in shares) | shares																		120,000
Employees and Directors [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average grant date fair value, granted (in USD per share)																										$ 8.57		$ 9.30	$ 9.85		$ 8.69
Employees and Directors [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average grant date fair value, granted (in USD per share)																		$ 2.22
First vesting period | Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage																						33.00%			33.00%	33.00%		33.00%	33.00%		33.00%
First vesting period | Directors [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage																					33.00%							33.00%	50.00%		33.00%
First vesting period | Directors [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage																		33.00%
Second vesting period | Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage																						33.00%			33.00%	33.00%		33.00%	33.00%		33.00%
Second vesting period | Directors [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage																					33.00%							33.00%	50.00%		33.00%
Second vesting period | Directors [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage																		33.00%
Third vesting period | Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage																						33.00%			33.00%	33.00%		33.00%	33.00%		33.00%
Third vesting period | Directors [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage																					33.00%							33.00%			33.00%
Third vesting period | Directors [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage																		33.00%